SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (686,184)	$ (534,426)
Impairment		(511,695)
Property and equipment, net		1,390,547
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,315	233,869
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	41,107	211,879
Structures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,245	47,568
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,980	4,512
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	457,701	1,751,969
Lease Assets [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 164,836	$ 186,871